CONSECO FUND GROUP
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032




EDGAR FILING
------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re: Conseco Fund Group
                        --Conseco 20 Fund
                        --Conseco Equity Fund
                        --Conseco Balanced Fund
                        --Conseco Convertible Fund
                        --Conseco High Yield Fund
                        --Conseco Fixed Income Fund

                        1933 Act File No. 333-13185
                        1940 Act File No. 811-07839
                        ----------------------------


                                 April 24, 2000

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement of Form N-1A. This Amendment was filed electronically on April 13, 2000.

         Please contact me at (317) 817-6422 should you have any questions regarding this filing.


                                               Sincerely,

                                               /s/  William P. Kovacs
                                               ----------------------
                                               William P. Kovacs,
                                               Vice President